CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Total shareholders' equity	Statutory reserve	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Non-controlling Interest	Retained Earnings
Balance, shares at Dec. 31, 2017				5,000,000
Balance, amount at Dec. 31, 2017	$ 4,610,993	$ 4,151,326	$ 201,468	$ 5,000	$ 1,643,527	$ 26,746	$ 459,667	$ 2,274,585
Capital restructuring		0	0	0	2,935,589	0	0	(2,935,589)
Appropriation to statutory reserve			92,690					(92,690)
Net income	924,440	842,661					81,779	842,661
Foreign currency translation adjustment	(283,854)	(260,983)				(260,983)	(22,871)
Acquisition of 8.8228% non-controlling interest	453,669
Balance, amount at Dec. 31, 2018	5,251,579	4,733,004	294,158	$ 5,000	4,579,116	(234,237)	518,575	88,967
Balance, shares at Dec. 31, 2018				5,000,000
Appropriation to statutory reserve			85,794					(85,794)
Net income	437,904	437,904						437,904
Foreign currency translation adjustment	(55,839)	(78,171)				(78,171)	22,332
Acquisition of 8.8228% non-controlling interest	(453,669)	87,238	0	$ 0	0	0	(540,907)	87,238
Balance, amount at Dec. 31, 2019	5,179,975	5,179,975	379,952	$ 5,000	4,579,116	(312,408)	0	528,315
Balance, shares at Dec. 31, 2019				5,000,000
Appropriation to statutory reserve			171,194				0	(171,194)
Net income	1,208,696	1,208,696						1,208,696
Foreign currency translation adjustment	471,554	471,554				471,554	0	0
Issuance of ordinary shares in initial public offering, net, shares				1,333,333
Issuance of ordinary shares in initial public offering, net, amount	4,780,704	4,780,704		$ 1,333	4,779,371		0	0
Balance, amount at Dec. 31, 2020	$ 11,640,929	$ 11,640,929	$ 551,146	$ 6,333	$ 9,358,487	$ 159,146	$ 0	$ 1,565,817
Balance, shares at Dec. 31, 2020				6,333,333